Commitments and Contingencies (Details) - Schedule of Capital Commitments Outstanding - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of capital commitments outstanding [Abstract]
Contracted for payable of student related uniform, luggage, and teaching materials	¥ 32,563	¥ 26,707